Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 9,730	$ 8,475
Prepaid licensing and royalty fees	952	1,035
Investments	501	814
Intangible assets and goodwill	226	282
Share-based compensation	276	271
Other	167	148
Deferred Tax Assets, Gross, Total	11,852	11,025
Less: valuation allowance	(11,852)	(11,025)	$ (7,147)	$ (4,754)
Deferred tax assets - net	$ 0	$ 0